Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Accounts")

Supplement to:

Ameritas No-Load VA 6150

and Ameritas Advisor VUL®

Prospectuses Dated May 1, 2015

Supplement Dated September 3, 2015

Effective August 1, 2015, the American Century VP International Fund and the American Century VP Mid Cap Value Fund have revised fee waivers. The following table replaces the Portfolio Company Operating Expenses table in your Policy prospectus for the respective portfolios:

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses	Total Portfolio Fees	Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
International ***	1.33%	-	-	-	1.33%	0.31%	1.02%(1)
Mid Cap Value	1.00%	-	0.01%	-	1.01%	0.12%	0.89%(2)

American Century (1) Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
American Century (2) Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete Portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	This fund is not an available investment option for the Ameritas Advisor VUL.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 676 9-15